Document and Entity Information	Nov. 05, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001652044
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ALPHABET INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address, Address Line One	1600 Amphitheatre Parkway
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Capital Class C [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG
Depositary Shares Series A Mandatory Convertible Preferred Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series A Mandatory Convertible Preferred Stock, par value $0.001 per
Trading Symbol	GOOGM
Depositary Shares Series B Mandatory Convertible Preferred Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series B Mandatory Convertible Preferred Stock, par value $0.001 per
Trading Symbol	GOOGN
A 2.375 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	2.375% Senior Notes due 2028
Trading Symbol	—
A 2.500 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	2.500% Senior Notes due 2029
Trading Symbol	—
A 4.125 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.125% Senior Notes due 2029
Trading Symbol	—
A 3.200 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.200% Senior Notes due 2030
Trading Symbol	—
A 2.875 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	2.875% Senior Notes due 2031
Trading Symbol	—
A 3.450 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.450% Senior Notes due 2032
Trading Symbol	—
A 4.625 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.625% Senior Notes due 2032
Trading Symbol	—
A 3.000 Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.000% Senior Notes due 2033
Trading Symbol	—
A 3.125 Senior Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.125% Senior Notes due 2034
Trading Symbol	—
A 3.625 Senior Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.625% Senior Notes due 2034
Trading Symbol	—
A 3.375 Senior Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.375% Senior Notes due 2037
Trading Symbol	—
A 3.500 Senior Notes Due 2038 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.500% Senior Notes due 2038
Trading Symbol	—
A 4.100 Senior Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.100% Senior Notes due 2039
Trading Symbol	—
A 5.500 Senior Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	5.500% Senior Notes due 2041
Trading Symbol	—
A 4.000 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.000% Senior Notes due 2044
Trading Symbol	—
A 3.875 Senior Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	3.875% Senior Notes due 2045
Trading Symbol	—
A 4.500 Senior Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.500% Senior Notes due 2045
Trading Symbol	—
A 4.000 Senior Notes Due 2054 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.000% Senior Notes due 2054
Trading Symbol	—
A 5.875 Senior Notes Due 2058 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	5.875% Senior Notes due 2058
Trading Symbol	—
A 4.800 Senior Notes Due 2063 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.800% Senior Notes due 2063
Trading Symbol	—
A 4.375 Senior Notes Due 2064 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	4.375% Senior Notes due 2064
Trading Symbol	—
A 6.125 Senior Notes Due 2126 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	6.125% Senior Notes due 2126
Trading Symbol	—